Loss Per Share (Details) - Schedule of basic and diluted net income per share - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Basic Loss Per Share Numerator
(Loss) Profit for the year attributable to owners of the Company (in Dollars)	$ (5,148,085)	$ (1,416,717)	$ (1,056,360)
Diluted Loss Per Share Numerator
Loss for the year attributable to owners of the Company (in Dollars)	$ (5,148,085)	$ (1,416,717)	$ (1,056,360)
Basic Loss Per Share Denominator
Original shares:	11,421,393	11,421,393	11,421,393
Additions from actual events:
- Issuance of common stock, weighted	228,812
Basic weighted average shares outstanding	11,650,205	11,421,393	11,421,393
Diluted Loss Per Share Denominator
Basic weighted average shares outstanding	11,650,205	11,421,393	11,421,393
Dilutive shares: Potential additions from dilutive events:
- None
Diluted Weighted Average Shares Outstanding:	11,650,205	11,421,393	11,421,393
Loss Per Share
- Basic (in Dollars per share)	$ (0.44)	$ (0.12)	$ (0.09)
- Diluted (in Dollars per share)	$ (0.44)	$ (0.12)	$ (0.09)
Weighted Average Shares Outstanding
- Basic	11,650,205	11,421,393	11,421,393
- Diluted	11,650,205	11,421,393	11,421,393